INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Operating Partnership Interest Transferred	21		15
Sale of Underlying Operating Partnership	3		3
Partnership Proceeds from Disposition	$ 2,539,971	[1]	$ 818,656	[2]
Gain/(Loss) on Disposition	2,581,396		820,440
Series Fifteen [Member]
Operating Partnership Interest Transferred	5		5
Sale of Underlying Operating Partnership	0		1
Partnership Proceeds from Disposition	40,762	[1]	325,050	[2]
Gain/(Loss) on Disposition	40,762		325,050
Series Sixteen [Member]
Operating Partnership Interest Transferred	7		5
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition	107,649	[1]	146,510	[2]
Gain/(Loss) on Disposition	149,074		148,294
Series Seventeen [Member]
Operating Partnership Interest Transferred	1		4
Sale of Underlying Operating Partnership	1		1
Partnership Proceeds from Disposition	336,562	[1]	247,646	[2]
Gain/(Loss) on Disposition	336,562		247,646
Series Eighteen [Member]
Operating Partnership Interest Transferred	1		0
Sale of Underlying Operating Partnership	2		1
Partnership Proceeds from Disposition	859,438	[1]	0	[2]
Gain/(Loss) on Disposition	859,438		0
Series Nineteen [Member]
Operating Partnership Interest Transferred	7		1
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition	1,195,560	[1]	99,450	[2]
Gain/(Loss) on Disposition	$ 1,195,560		$ 99,450

[1]	Fund proceeds from disposition does not include $65,000 recorded as a receivable as of March 31, 2013 for Series 16.
[2]	Fund proceeds from disposition does not include the following amount which was due to a writeoff of capital contribution payable of $1,784 for Series 16.